Note 15 - Loans and Export Prepayment (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for export prepayment agreements and transaction costs [text block]
	Current liabilities		Non-current liabilities
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Loans and export prepayment agreements
US dollar denominated
Export prepayment trade finance	86,489	12,785	-	-
Export prepayment agreements - Sinergy	898	15,495	143,850	132,558
	87,387	28,280	143,850	132,558
Reais denominated
Finame - BDMG	1,219	627	19,274	12,659

Total loans and export prepayment	88,606	28,907	163,124	145,217

Transactions costs	-	-	(2,007)	(3,218)

Total loans and export prepayment + Transactions costs	88,606	28,907	161,117	141,999

Disclosure of detailed information for export prepayment agreements maturity [table text block]
In CAD$	Reais denominated	US dollar denominated	Total
2025	1,219	87,387	88,606
2026	3,599	143,850	147,449
2027	4,068	-	4,068
2028	4,068	-	4,068
2029	3,997	-	3,997
After 2029	3,542	-	3,542
	20,493	231,237	251,730

Disclosure of detailed information for export prepayment agreements [text block]
Description	12/31/2024	12/31/2023
Opening balances	170,906	77,438

Additions	242,644	92,562
Interest expense (1)	28,724	17,272
Payment of interest (2)	(43,643)	(475)
Principal amortization (3)	(166,960)	(13,336)
Foreign Exchange(4)	58,520	(11,617)
Transaction costs additions	(237)	-
Transaction costs amortization	1,020	1,059
Others	1,343
Foreign currency translation adjustment of subsidiary	(42,594)	8,003

Loans and export prepayment agreements	249,723	170,906